Current Financial Assets and Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 81,708	$ 65,012
Money market funds	0	13,578
Fixed bank deposits	55,000	11,200
Total cash and cash equivalents	$ 136,708	$ 89,789